Document and Entity Information	Nov. 24, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828723
Document Type	8-K
Document Period End Date	Nov. 24, 2021
Entity Registrant Name	CBRE ACQUISITION HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39798
Entity Tax Identification Number	85-3448396
Entity Address, Address Line One	2100 McKinney
Entity Address, Address Line Two	Avenue
Entity Address, Address Line Three	Suite 1250
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	979-6100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock And Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	SAILSM (Stakeholder Aligned Initial Listing) securities, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-fourth of
Trading Symbol	CBAH.U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock included as part of theSAILSM securities
Trading Symbol	CBAH
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants included as part of the SAILSMsecurities, each whole warrant exercisable forone share of Class A Common Stock at anexercise price of $11.00
Trading Symbol	CBAH WS
Security Exchange Name	NYSE